Significant Accounting Policies (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2023 USD ($)	Jul. 14, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 15, 2023 USD ($)	Aug. 16, 2023 USD ($)	Mar. 16, 2023 USD ($) $ / shares	Feb. 24, 2023 USD ($)
Significant Accounting Policies [Line Items]
Assets held in trust account			$ 35,096,667		$ 35,096,667		$ 323,911,642	$ 319,232,602
Federal depository insurance					$ 250,000
Derivative liability			2,500,000		2,500,000
Investors fund	$ 1,090,000
Working Capital	$ 1,090,000	$ 1,500,000
Ordinary shares for outstanding warrants (in Shares) | shares			12,640,544	12,640,544	12,640,544	12,640,544
Funds held in trust account		160,000	$ 20,000,000		$ 20,000,000				$ 135,000	$ 160,000
Insurance coverage							$ 250,000
Warrant [Member]
Significant Accounting Policies [Line Items]
Ordinary shares for outstanding warrants (in Shares) | shares							12,640,544	12,640,544
Subscription Agreement [Member]
Significant Accounting Policies [Line Items]
Investors fund			1,090,000		1,090,000
Funds held in trust account												$ 480,000
Subscription Agreement [Member] | Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Investors fund		$ 1,500,000
Percentage of consideration (in Dollars per share) | $ / shares											$ 0.75
Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Assets held in trust account			$ 35,100,000		$ 35,100,000		$ 323,900,000	$ 319,200,000
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Significant Accounting Policies [Line Items]
Funds held in trust account							$ 323,911,642	$ 319,232,602
Sponsor [Member] | Subscription Agreement [Member]
Significant Accounting Policies [Line Items]
Investors fund											$ 1,500,000